GOODWILL, INTANGIBLE AND TANGIBLE ASSETS - Property, Plant and Equipment and Biological Assets (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment including right-of-use assets at beginning of period	$ 33,656
Impairment (note 5.3)	116	$ 1,038	$ 1,026
Property, plant and equipment including right-of-use assets ending balance	33,311	33,656
Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment including right-of-use assets at beginning of period	59,462	54,939
Additions	4,556	5,034
Acquisitions through business combinations (note 2.2.4)	54	1,899
Foreign exchange differences	(6,321)	2,118
Divestments (note 2.3.1)		(3,325)
Disposals	(629)	(1,049)
Other movements	371	(154)
Property, plant and equipment including right-of-use assets ending balance	57,493	59,462	54,939
Accumulated depreciation and impairment
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment including right-of-use assets at beginning of period	(25,806)	(24,772)
Foreign exchange differences	3,734	(1,241)
Divestments (note 2.3.1)		2,353
Disposals	465	1,002
Other movements	66	248
Depreciation charge for the year	2,525	2,552
Impairment (note 5.3)	116	844
Property, plant and equipment including right-of-use assets ending balance	(24,182)	(25,806)	(24,772)
Right-of-use assets
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment including right-of-use assets at beginning of period	1,344
Property, plant and equipment including right-of-use assets ending balance	1,240	1,344
Right-of-use assets | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment including right-of-use assets at beginning of period	2,272	2,003
Additions	209	258
Acquisitions through business combinations (note 2.2.4)	0	30
Foreign exchange differences	(151)	68
Divestments (note 2.3.1)		0
Disposals	0	0
Other movements	(94)	(87)
Property, plant and equipment including right-of-use assets ending balance	2,236	2,272	2,003
Right-of-use assets | Accumulated depreciation and impairment
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment including right-of-use assets at beginning of period	(928)	(793)
Foreign exchange differences	71	(12)
Divestments (note 2.3.1)		0
Disposals	0	0
Other movements	88	112
Depreciation charge for the year	227	235
Impairment (note 5.3)	0	0
Property, plant and equipment including right-of-use assets ending balance	(996)	(928)	(793)
Land, buildings and Improvements | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Divestments (note 2.3.1)		(40)
Land, buildings and Improvements | Accumulated depreciation and impairment
Reconciliation of changes in property, plant and equipment [abstract]
Divestments (note 2.3.1)		26
Land, buildings and Improvements | Property, plant and equipment
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment including right-of-use assets at beginning of period	7,031
Property, plant and equipment including right-of-use assets ending balance	6,503	7,031
Land, buildings and Improvements | Property, plant and equipment | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment including right-of-use assets at beginning of period	10,850	9,476
Additions	43	61
Acquisitions through business combinations (note 2.2.4)	36	789
Foreign exchange differences	(1,163)	473
Disposals	(82)	(191)
Other movements	365	282
Property, plant and equipment including right-of-use assets ending balance	10,049	10,850	9,476
Land, buildings and Improvements | Property, plant and equipment | Accumulated depreciation and impairment
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment including right-of-use assets at beginning of period	(3,819)	(3,448)
Foreign exchange differences	573	(248)
Disposals	34	187
Other movements	(5)	(5)
Depreciation charge for the year	314	315
Impairment (note 5.3)	15	16
Property, plant and equipment including right-of-use assets ending balance	(3,546)	(3,819)	(3,448)
Machinery, equipment and others
Reconciliation of changes in property, plant and equipment [abstract]
Biological assets	74	64
Bearer plants	47	51
Machinery, equipment and others | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Divestments (note 2.3.1)		(2,074)
Machinery, equipment and others | Accumulated depreciation and impairment
Reconciliation of changes in property, plant and equipment [abstract]
Divestments (note 2.3.1)		1,521
Machinery, equipment and others | Property, plant and equipment
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment including right-of-use assets at beginning of period	17,813
Property, plant and equipment including right-of-use assets ending balance	16,810	17,813
Machinery, equipment and others | Property, plant and equipment | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment including right-of-use assets at beginning of period	35,965	34,133
Additions	243	291
Acquisitions through business combinations (note 2.2.4)	18	1,057
Foreign exchange differences	(4,462)	1,458
Disposals	(470)	(850)
Other movements	2,159	1,950
Property, plant and equipment including right-of-use assets ending balance	33,453	35,965	34,133
Machinery, equipment and others | Property, plant and equipment | Accumulated depreciation and impairment
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment including right-of-use assets at beginning of period	(18,152)	(17,201)
Foreign exchange differences	3,034	(977)
Disposals	431	808
Other movements	(23)	101
Depreciation charge for the year	1,884	1,875
Impairment (note 5.3)	49	529
Property, plant and equipment including right-of-use assets ending balance	(16,643)	(18,152)	(17,201)
Construction in progress | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Divestments (note 2.3.1)		(550)
Construction in progress | Accumulated depreciation and impairment
Reconciliation of changes in property, plant and equipment [abstract]
Divestments (note 2.3.1)		235
Construction in progress | Property, plant and equipment
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment including right-of-use assets at beginning of period	6,260
Property, plant and equipment including right-of-use assets ending balance	7,253	6,260
Construction in progress | Property, plant and equipment | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment including right-of-use assets at beginning of period	7,343	5,887
Additions	3,854	4,372
Acquisitions through business combinations (note 2.2.4)	0	23
Foreign exchange differences	(500)	112
Disposals	(77)	(1)
Other movements	(2,267)	(2,500)
Property, plant and equipment including right-of-use assets ending balance	8,353	7,343	5,887
Construction in progress | Property, plant and equipment | Accumulated depreciation and impairment
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment including right-of-use assets at beginning of period	(1,083)	(1,127)
Foreign exchange differences	18	2
Disposals	0	0
Other movements	17	40
Depreciation charge for the year	0	0
Impairment (note 5.3)	52	233
Property, plant and equipment including right-of-use assets ending balance	(1,100)	(1,083)	(1,127)
Mining Assets | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Divestments (note 2.3.1)		(661)
Mining Assets | Accumulated depreciation and impairment
Reconciliation of changes in property, plant and equipment [abstract]
Divestments (note 2.3.1)		571
Mining Assets | Property, plant and equipment
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment including right-of-use assets at beginning of period	1,208
Property, plant and equipment including right-of-use assets ending balance	1,505	1,208
Mining Assets | Property, plant and equipment | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment including right-of-use assets at beginning of period	3,032	3,440
Additions	207	52
Acquisitions through business combinations (note 2.2.4)	0	0
Foreign exchange differences	(45)	7
Disposals	0	(7)
Other movements	208	201
Property, plant and equipment including right-of-use assets ending balance	3,402	3,032	3,440
Mining Assets | Property, plant and equipment | Accumulated depreciation and impairment
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment including right-of-use assets at beginning of period	(1,824)	(2,203)
Foreign exchange differences	38	(6)
Disposals	0	7
Other movements	(11)	0
Depreciation charge for the year	100	127
Impairment (note 5.3)	0	66
Property, plant and equipment including right-of-use assets ending balance	$ (1,897)	$ (1,824)	$ (2,203)